CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited partners	Redemption-exchange units	Special limited partner units	BBUC exchangeable shares	Capital Limited partners	Retained earnings (deficit) Limited partners	Ownership changes Limited partners	Accumulated other comprehensive income (loss) Limited partners		Preferred securities	Interest of others in operating subsidiaries
Beginning balance (Previously stated) at Dec. 31, 2021		$ 13,000	$ 2,252	$ 2,011	$ 0	$ 0	$ 2,192	$ 63	$ 150	$ (153)	[1]	$ 15	$ 8,722
Beginning balance (Adoption of new accounting standards) at Dec. 31, 2021		17	2	2		1		1		1			12
Beginning balance at Dec. 31, 2021		13,017	2,254	2,013		1	2,192	64	150	(152)	[1]	15	8,734
Net income (loss)		240	36	34		28		36				27	115
Other comprehensive income (loss)		(331)	(43)	(39)		(50)				(43)	[1]		(199)
Total comprehensive income (loss)		(91)	(7)	(5)		(22)		36		(43)	[1]	27	(84)
Contributions		3,262										1,475	1,787
Distributions and capital paid	[2]	(2,496)	(19)	(17)		(14)		(19)				(27)	(2,419)
Ownership changes and other	[3]	869	(3)	7		(6)		16	(24)	5	[1]		871
Unit repurchases	[2]	(78)	(78)				(78)
Issuance of BBUC exchangeable shares	[4]	0	(739)	(680)		(1,419)			(786)	47	[1]
Acquisition of interest		3,946											3,946
Ending balance (Previously stated) at Dec. 31, 2022										(143)
Ending balance at Dec. 31, 2022		18,429	1,408	1,318	0	1,378	2,114	97	(660)	(143)	[1]	1,490	12,835
Net income (loss)		3,777	482	451		472		482				83	2,289
Other comprehensive income (loss)		288	16	15		15				16	[1]		242
Total comprehensive income (loss)		4,065	498	466		487		482		16	[1]	83	2,531
Contributions		1,561										(750)	1,561
Distributions and capital paid	[2]	(5,197)	(19)	(17)		(18)		(19)				(833)	(4,310)
Ownership changes and other	[5]	(321)	27	25		28		(11)	41	(3)	[1]		(401)
Unit repurchases	[2]	(5)	(5)				(5)
Ending balance at Dec. 31, 2023		18,532	1,909	1,792	0	1,875	2,109	549	(619)	(130)	[1]	740	12,216
Net income (loss)		895	(37)	(35)		(37)		(37)				52	952
Other comprehensive income (loss)		(932)	(96)	(91)		(95)				(96)	[1]		(650)
Total comprehensive income (loss)		(37)	(133)	(126)		(132)		(37)		(96)	[1]	52	302
Contributions		198										0	198
Distributions and capital paid	[2]	(847)	(19)	(17)		(18)		(19)				(52)	(741)
Ownership changes and other	[5]	(538)	(5)	(5)		(4)		(2)	(5)	2			(524)
Ending balance at Dec. 31, 2024		$ 17,308	$ 1,752	$ 1,644	$ 0	$ 1,721	$ 2,109	$ 491	$ (624)	$ (224)	[1]	$ 740	$ 11,451

[1]	See Note 21 for additional information.
[2]	See Note 20 for additional information on distributions and Unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 1 and Note 20 for additional information on BBUC exchangeable shares.
[5]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.